PREFERRED SHARES AND WARRANTS TO PREFERED SHARE (Schedule of Valuations of Fair Value of Instruments) (Details) - Level 3 [Member]	Jul. 02, 2018 $ / shares
Disclosure of fair value measurement of assets [line items]
Price per share	$ 865	[1]
Volatility	62.00%
Probability of entering Phase 2b/3
Probability for IPO	100.00%

[1]	The price per share as of July 2, 2018 was based on quoted price on Nasdaq before shares split.